SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Property and equipment
Maturity period from date of purchase, short-term investments classified as cash equivalents, less than (in days)		91 days
Capitalized software costs written-off	$ 2,700,000		$ 4,900,000
Net book value		293,964,000		270,512,000
Buildings and leasehold improvements | Minimum
Property and equipment
Estimated useful lives, minimum (in years)		3 years
Buildings and leasehold improvements | Maximum
Property and equipment
Estimated useful lives, minimum (in years)		39 years
Capitalized internal use software
Property and equipment
Net book value		$ 30,900,000		$ 33,400,000
Capitalized internal use software | Minimum
Property and equipment
Estimated useful lives, minimum (in years)		2 years
Capitalized internal use software | Maximum
Property and equipment
Estimated useful lives, minimum (in years)		3 years
Furniture and other equipment | Minimum
Property and equipment
Estimated useful lives, minimum (in years)		3 years
Furniture and other equipment | Maximum
Property and equipment
Estimated useful lives, minimum (in years)		10 years